Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases
Future net minimum lease payments for operating leases

At December 31, 2011, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2012	477
2013	401
2014	340
2015	284
2016	244
Thereafter	340

2,086
Sublease income	(96)

Total	1,990

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

At December 31, 2011, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2012	27
2013	24
2014	20
2015	15
2016	13
Thereafter	84

Total minimum lease payments	183
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	181
Less amount representing interest	(85)

Present value of minimum lease payments	96